Quarterly Holdings Report
for

Fidelity® Puritan® K6 Fund

November 30, 2020

PUR-K6-QTLY-0121
1.9893906.101

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.8%
	Shares	Value
COMMUNICATION SERVICES - 7.4%
Entertainment - 0.8%
Activision Blizzard, Inc.	23,860	$1,896,393
Electronic Arts, Inc.	4,648	593,782
Live Nation Entertainment, Inc. (a)	3,077	202,005
LiveXLive Media, Inc. (a)(b)	134,736	336,840
The Walt Disney Co.	2,273	336,427
		3,365,447
Interactive Media & Services - 5.5%
Alphabet, Inc. Class C (a)	7,789	13,714,404
Facebook, Inc. Class A (a)	34,453	9,542,447
Match Group, Inc. (a)	1,324	184,314
		23,441,165
Media - 0.3%
Cable One, Inc.	105	207,970
Charter Communications, Inc. Class A (a)	1,977	1,288,984
		1,496,954
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc.	25,557	3,397,548

TOTAL COMMUNICATION SERVICES		31,701,114

CONSUMER DISCRETIONARY - 11.3%
Automobiles - 0.1%
Thor Industries, Inc.	4,369	421,652
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	429	72,977
Hotels, Restaurants & Leisure - 0.9%
Churchill Downs, Inc.	4,656	837,708
Marriott International, Inc. Class A	15,666	1,987,545
Penn National Gaming, Inc. (a)	4,325	302,750
Starbucks Corp.	9,412	922,564
		4,050,567
Household Durables - 1.8%
D.R. Horton, Inc.	13,649	1,016,851
Lennar Corp. Class A	37,174	2,820,020
NVR, Inc. (a)	280	1,119,210
Toll Brothers, Inc.	27,747	1,313,820
Whirlpool Corp.	8,218	1,599,305
		7,869,206
Internet & Direct Marketing Retail - 5.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	10,291	2,710,238
Amazon.com, Inc. (a)	5,090	16,125,324
eBay, Inc.	7,173	361,734
Etsy, Inc. (a)	2,175	349,523
JD.com, Inc. sponsored ADR (a)	14,808	1,263,863
MercadoLibre, Inc. (a)	888	1,379,357
Revolve Group, Inc. (a)	118	2,785
The Booking Holdings, Inc. (a)	213	432,060
		22,624,884
Leisure Products - 0.1%
BRP, Inc.	4,902	279,656
Multiline Retail - 0.3%
Dollar General Corp.	6,533	1,427,983
Specialty Retail - 1.6%
American Eagle Outfitters, Inc.	5,669	101,985
Aritzia LP (a)	8,901	159,899
Floor & Decor Holdings, Inc. Class A (a)	501	40,125
Lowe's Companies, Inc.	7,849	1,223,031
RH (a)	209	94,710
The Home Depot, Inc.	13,239	3,672,631
TJX Companies, Inc.	24,351	1,546,532
		6,838,913
Textiles, Apparel & Luxury Goods - 1.2%
Brunello Cucinelli SpA	18,683	733,471
LVMH Moet Hennessy Louis Vuitton SE	1,329	763,372
Moncler SpA	6,484	319,747
NIKE, Inc. Class B	23,640	3,184,308
		5,000,898

TOTAL CONSUMER DISCRETIONARY		48,586,736

CONSUMER STAPLES - 2.5%
Beverages - 0.8%
Diageo PLC	2,304	88,695
Monster Beverage Corp. (a)	39,742	3,369,327
Nongfu Spring Co. Ltd. (H Shares) (a)	13,052	71,065
		3,529,087
Food & Staples Retailing - 1.2%
Costco Wholesale Corp. (c)	5,078	1,989,408
Performance Food Group Co. (a)	12,683	550,189
Walmart, Inc. (c)	18,295	2,795,293
		5,334,890
Food Products - 0.1%
Beyond Meat, Inc. (a)(b)	2,319	324,428
Laird Superfood, Inc.	27	1,307
		325,735
Household Products - 0.2%
Clorox Co.	3,861	783,629
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	3,310	812,009
L'Oreal SA	123	45,276
		857,285

TOTAL CONSUMER STAPLES		10,830,626

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cabot Oil & Gas Corp.	22,626	396,408
Reliance Industries Ltd. sponsored GDR (d)	43,586	2,247,999
Suncor Energy, Inc.	99,327	1,588,528
		4,232,935
FINANCIALS - 5.7%
Banks - 1.6%
Bank of America Corp.	152,968	4,307,579
JPMorgan Chase & Co.	16,866	1,988,164
M&T Bank Corp.	4,970	578,955
		6,874,698
Capital Markets - 2.8%
Bank of New York Mellon Corp.	3,731	145,957
BlackRock, Inc. Class A	1,943	1,356,894
Intercontinental Exchange, Inc.	5,971	630,000
London Stock Exchange Group PLC	7,242	781,062
MarketAxess Holdings, Inc.	1,682	906,901
Moody's Corp.	6,760	1,908,618
Morgan Stanley	35,549	2,197,995
Morningstar, Inc.	4,876	975,688
MSCI, Inc.	2,196	899,086
S&P Global, Inc.	4,893	1,721,260
XP, Inc. Class A (a)	11,201	459,353
		11,982,814
Consumer Finance - 0.3%
Capital One Financial Corp.	12,661	1,084,288
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	7,991	1,829,220
Insurance - 0.6%
Arthur J. Gallagher & Co.	10,606	1,224,038
Progressive Corp.	12,427	1,082,516
RenaissanceRe Holdings Ltd.	1,282	211,068
		2,517,622

TOTAL FINANCIALS		24,288,642

HEALTH CARE - 9.8%
Biotechnology - 1.0%
AbbVie, Inc.	3,214	336,120
Acceleron Pharma, Inc. (a)	1,203	142,038
Argenx SE ADR (a)	49	14,054
Biogen, Inc. (a)	1,343	322,548
Generation Bio Co.	43	2,073
Insmed, Inc. (a)	2,501	97,564
Neurocrine Biosciences, Inc. (a)	1,625	154,278
Poseida Therapeutics, Inc. (a)	79	917
Prelude Therapeutics, Inc.	1,480	76,176
Regeneron Pharmaceuticals, Inc. (a)	5,428	2,801,011
Revolution Medicines, Inc.	5,299	231,195
		4,177,974
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	5,640	610,361
Danaher Corp.	17,353	3,898,004
DexCom, Inc. (a)	1,971	630,089
Hologic, Inc. (a)	15,789	1,091,494
Intuitive Surgical, Inc. (a)	2,685	1,949,444
Masimo Corp. (a)	4,951	1,259,980
Outset Medical, Inc.	232	14,848
Stryker Corp.	5,135	1,198,509
		10,652,729
Health Care Providers & Services - 2.6%
1Life Healthcare, Inc. (a)	15,138	497,586
Centene Corp. (a)	17,510	1,079,492
Cigna Corp.	13,611	2,846,605
Humana, Inc.	3,149	1,261,237
UnitedHealth Group, Inc.	15,975	5,373,032
		11,057,952
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	6,001	918,813
Bruker Corp.	29,435	1,489,705
Sartorius Stedim Biotech	300	108,172
Thermo Fisher Scientific, Inc.	8,862	4,120,653
		6,637,343
Pharmaceuticals - 2.2%
AstraZeneca PLC sponsored ADR	17,253	913,374
Eli Lilly & Co.	10,665	1,553,357
Royalty Pharma PLC	39,802	1,695,565
Sanofi SA sponsored ADR	49,534	2,486,607
Zoetis, Inc. Class A	16,402	2,630,553
		9,279,456

TOTAL HEALTH CARE		41,805,454

INDUSTRIALS - 7.7%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	3,935	1,436,275
The Boeing Co.	9,384	1,977,303
		3,413,578
Air Freight & Logistics - 1.0%
FedEx Corp.	3,338	956,604
United Parcel Service, Inc. Class B	18,546	3,172,664
		4,129,268
Airlines - 0.3%
Southwest Airlines Co.	23,176	1,073,976
Building Products - 1.0%
A.O. Smith Corp.	2,480	139,649
Carrier Global Corp.	10,438	397,375
Fortune Brands Home & Security, Inc.	3,099	258,767
Simpson Manufacturing Co. Ltd.	607	55,783
The AZEK Co., Inc.	10,703	382,311
Trane Technologies PLC	21,562	3,153,227
		4,387,112
Commercial Services & Supplies - 0.2%
Cintas Corp.	1,187	421,741
Copart, Inc. (a)	5,119	590,989
		1,012,730
Construction & Engineering - 0.6%
Quanta Services, Inc.	40,489	2,767,018
Electrical Equipment - 1.0%
AMETEK, Inc.	15,495	1,836,622
Generac Holdings, Inc. (a)	4,310	929,236
Rockwell Automation, Inc.	6,368	1,627,406
		4,393,264
Industrial Conglomerates - 0.6%
General Electric Co.	211,452	2,152,581
Roper Technologies, Inc.	1,103	470,981
		2,623,562
Machinery - 1.0%
Caterpillar, Inc.	8,527	1,480,202
Deere & Co.	8,743	2,287,344
Otis Worldwide Corp.	4,638	310,468
		4,078,014
Professional Services - 0.7%
Equifax, Inc.	7,251	1,210,192
Experian PLC	24,002	850,388
IHS Markit Ltd.	10,203	1,014,790
		3,075,370
Road & Rail - 0.5%
Old Dominion Freight Lines, Inc.	1,815	369,098
Uber Technologies, Inc. (a)	38,213	1,897,658
		2,266,756

TOTAL INDUSTRIALS		33,220,648

INFORMATION TECHNOLOGY - 19.3%
IT Services - 2.7%
Accenture PLC Class A	7,310	1,820,848
Adyen BV (a)(d)	148	282,703
Black Knight, Inc. (a)	8,728	799,659
Fidelity National Information Services, Inc.	8,253	1,224,828
GoDaddy, Inc. (a)	5,305	421,960
MasterCard, Inc. Class A	14,425	4,854,157
MongoDB, Inc. Class A (a)	521	149,689
Square, Inc. (a)	3,057	644,905
VeriSign, Inc. (a)	1,333	267,560
Visa, Inc. Class A	5,425	1,141,149
		11,607,458
Semiconductors & Semiconductor Equipment - 6.9%
Advanced Micro Devices, Inc. (a)	16,950	1,570,587
Array Technologies, Inc.	12,373	563,961
ASML Holding NV	3,620	1,584,583
First Solar, Inc. (a)	441	41,203
KLA-Tencor Corp.	5,531	1,393,646
Lam Research Corp.	7,404	3,351,495
Marvell Technology Group Ltd.	97,378	4,507,628
NVIDIA Corp. (c)	10,923	5,855,383
NXP Semiconductors NV	21,197	3,358,029
Qualcomm, Inc. (c)	39,454	5,806,445
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,633	352,474
Universal Display Corp.	1,586	363,257
Xilinx, Inc.	4,259	619,897
		29,368,588
Software - 6.6%
Adobe, Inc. (a)(c)	4,551	2,177,517
Dynatrace, Inc. (a)	5,699	216,676
HubSpot, Inc. (a)	2,807	1,106,884
Intuit, Inc.	4,223	1,486,580
LivePerson, Inc. (a)	12,872	751,982
Microsoft Corp.	78,573	16,820,113
Salesforce.com, Inc. (a)	21,082	5,181,956
Tenable Holdings, Inc. (a)	3,252	117,105
Workday, Inc. Class A (a)	1,162	261,206
		28,120,019
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc. (c)	101,137	12,040,360
Samsung Electronics Co. Ltd.	23,136	1,392,100
		13,432,460

TOTAL INFORMATION TECHNOLOGY		82,528,525

MATERIALS - 3.5%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	6,242	1,748,634
Albemarle Corp. U.S.	1,546	210,210
Celanese Corp. Class A	1,437	185,847
CF Industries Holdings, Inc.	7,883	294,036
DuPont de Nemours, Inc.	48,718	3,090,670
Huntsman Corp.	2,460	60,934
Olin Corp.	26,803	586,718
Sherwin-Williams Co.	2,590	1,936,362
The Chemours Co. LLC	48,299	1,175,115
		9,288,526
Containers & Packaging - 0.1%
Avery Dennison Corp.	3,437	513,282
Crown Holdings, Inc. (a)	1,634	154,005
		667,287
Metals & Mining - 1.2%
Anglo American PLC (United Kingdom)	2,024	58,939
Franco-Nevada Corp.	1,159	154,275
Freeport-McMoRan, Inc.	143,146	3,348,185
Newmont Corp.	25,086	1,475,559
		5,036,958

TOTAL MATERIALS		14,992,771

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Crown Castle International Corp.	6,254	1,047,983
Lamar Advertising Co. Class A	789	62,812
Simon Property Group, Inc.	11,180	923,133
		2,033,928
Real Estate Management & Development - 0.1%
KE Holdings, Inc. ADR (a)	6,091	397,925

TOTAL REAL ESTATE		2,431,853

UTILITIES - 1.0%
Electric Utilities - 0.9%
NextEra Energy, Inc.	53,430	3,931,914
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	3,008	236,017

TOTAL UTILITIES		4,167,931

TOTAL COMMON STOCKS
(Cost $233,114,646)		298,787,235

Fixed-Income Funds - 29.2%
Fidelity High Income Central Fund (e)	176,862	19,115,275
Fidelity Investment Grade Bond Central Fund (e)	886,812	105,885,405
TOTAL FIXED-INCOME FUNDS
(Cost $121,045,591)		125,000,680

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.09% (f)	2,966,016	2,966,609
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	349,040	349,075
TOTAL MONEY MARKET FUNDS
(Cost $3,315,684)		3,315,684
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $357,475,921)		427,103,599
NET OTHER ASSETS (LIABILITIES) - 0.2%		647,494
NET ASSETS - 100%		$427,751,093

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Adobe, Inc.	Chicago Board Options Exchange	23	$1,100,481	$510.00	12/18/20	$(14,662)
Apple, Inc.	Chicago Board Options Exchange	248	2,952,440	135.00	1/15/21	(40,300)
Costco Wholesale Corp.	Chicago Board Options Exchange	20	783,540	410.00	1/15/21	(12,000)
NVIDIA Corp.	Chicago Board Options Exchange	20	1,072,120	650.00	12/18/20	(2,160)
Qualcomm, Inc.	Chicago Board Options Exchange	77	1,133,209	165.00	1/15/21	(14,592)
Walmart, Inc.	Chicago Board Options Exchange	78	1,191,762	165.00	2/19/21	(20,904)
TOTAL WRITTEN OPTIONS						$(104,618)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $8,233,552.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,530,702 or 0.6% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,192
Fidelity High Income Central Fund	240,875
Fidelity Investment Grade Bond Central Fund	567,568
Fidelity Securities Lending Cash Central Fund	1,302
Total	$810,937

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$16,228,233	$2,524,854	$--	$--	$362,188	$19,115,275	0.7%
Fidelity Investment Grade Bond Central Fund	91,093,364	14,105,477	--	--	686,564	105,885,405	0.4%
Total	$107,321,597	$16,630,331	$--	$--	$1,048,752	$125,000,680

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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